INTERESTS IN JOINT ARRANGEMENTS (Details Textual) € in Thousands, $ in Thousands, $ in Thousands				4 Months Ended	12 Months Ended
	Sep. 13, 2023 USD ($)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 18, 2024 USD ($)	Mar. 06, 2024 USD ($)	Dec. 18, 2024 EUR (€)	Mar. 12, 2024 USD ($) ha	Dec. 31, 2022 USD ($)
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of produced output to be purchased					100.00%
Goodwill				$ 55,891	$ 51,325					$ 54,800
Arauco Wood Limited. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation						50.00%
Proportion of ownership interest in joint operation						50.00%
Variable Interest Entities [Member] | eucalyptus Trees [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital commitment to joint venture									$ 80,287
Area of land used for agriculture | ha									19,000
Commitments in relation to joint ventures									$ 80,287
Tree Co [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Goodwill	$ 39,577
Arauco Ventures Limited [member] | Tree Co [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations				12,745
Percentage of interests in joint operation	51.1278%
Capital commitment to joint venture				48,900
Proportion of ownership interest in joint operation	51.1278%
Commitments in relation to joint ventures				$ 48,900
Arauco [Member] | Agricola Fresno Spa [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Other tangible or intangible assets transferred					$ 12,066
Arauco [Member] | Sonae Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Other tangible or intangible assets transferred						$ 24,240		€ 25,000
Arauco [Member] | Eufores S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation							50.00%
Proportion of ownership interest in joint operation							50.00%
Eka Chile S.A [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation					50.00%
Proportion of ownership interest in joint operation					50.00%
Sonae Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation					50.00%
Proportion of ownership interest in joint operation					50.00%
Aaruaco [member] | Bottom of range [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of interests in joint operation					50.00%
Proportion of ownership interest in joint operation					50.00%
URUGUAY | Variable Interest Entities [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations					$ 72,038
Area Of Land Owned For Agriculture									$ 32,000
URUGUAY | Arauco [Member] | Eufores S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Other tangible or intangible assets transferred							$ 60,000
E2E S.A. [member] | Maderas Arauco S.A. [member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Contribution to joint ventures loan capitalization		$ 5,254	$ 4,446,808